Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000253898 | Clearway Energy Inc8330668
Holdings [Line Items]
Percent of Total Investments	6.90%
C000253898 | Exelon Corp8330676
Holdings [Line Items]
Percent of Total Investments	5.90%
C000253898 | ReNew Energy Global PLC8330686
Holdings [Line Items]
Percent of Total Investments	5.30%
C000253898 | ERG SPA8330651
Holdings [Line Items]
Percent of Total Investments	5.10%
C000253898 | Enel SPA8330649
Holdings [Line Items]
Percent of Total Investments	4.70%
C000253898 | Drax Group PLC8330639
Holdings [Line Items]
Percent of Total Investments	4.60%
C000253898 | Dominion Energy Inc8330672
Holdings [Line Items]
Percent of Total Investments	4.50%
C000253898 | BKW AG8330635
Holdings [Line Items]
Percent of Total Investments	4.30%
C000253898 | EDP SA8330659
Holdings [Line Items]
Percent of Total Investments	4.10%
C000253898 | Avista Corp8330667
Holdings [Line Items]
Percent of Total Investments	3.90%
C000253898 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000253898 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253898 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253898 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000253898 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000253898 | Portugal
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000253898 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000253898 | China
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000253898 | India
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000253898 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000253898 | Italy
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000253898 | United States
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000253897 | Clearway Energy Inc8330668
Holdings [Line Items]
Percent of Total Investments	6.90%
C000253897 | Exelon Corp8330676
Holdings [Line Items]
Percent of Total Investments	5.90%
C000253897 | ReNew Energy Global PLC8330686
Holdings [Line Items]
Percent of Total Investments	5.30%
C000253897 | ERG SPA8330651
Holdings [Line Items]
Percent of Total Investments	5.10%
C000253897 | Enel SPA8330649
Holdings [Line Items]
Percent of Total Investments	4.70%
C000253897 | Drax Group PLC8330639
Holdings [Line Items]
Percent of Total Investments	4.60%
C000253897 | Dominion Energy Inc8330672
Holdings [Line Items]
Percent of Total Investments	4.50%
C000253897 | BKW AG8330635
Holdings [Line Items]
Percent of Total Investments	4.30%
C000253897 | EDP SA8330659
Holdings [Line Items]
Percent of Total Investments	4.10%
C000253897 | Avista Corp8330667
Holdings [Line Items]
Percent of Total Investments	3.90%
C000253897 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000253897 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253897 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253897 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000253897 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000253897 | Portugal
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000253897 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000253897 | China
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000253897 | India
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000253897 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000253897 | Italy
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000253897 | United States
Holdings [Line Items]
Percent of Net Asset Value	39.70%